PROFIT APPROPRIATION (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
PROFIT APPROPRIATION [Abstract]
Percentage of after tax profits to be allocated to general reserve fund by the Company's subsidiaries	10.00%
Maximum threshold, expressed as a percentage of an entity's general reserve fund to its registered capital, for which allocations of after-tax profits to the general reserve fund are required	50.00%
Percentage of after tax profits to be allocated to statutory surplus fund by the Company's VIEs and their subsidiaries	10.00%
Maximum threshold, expressed as a percentage of an entity's statutory surplus fund to its registered capital, for which allocations of after-tax profits to the general reserve fund are required	50.00%
Amount appropriated to general reserve fund and statutory surplus fund by the company	$ 0	$ 0	$ 0
Amount appropriated from retained earnings to the statutory surplus fund	$ 0	$ 0	$ 45,286